Excess of Liabilities over Assets (Deficit) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Excess of liabilities over assets (deficit)	$ 0	$ (3,820,394)	$ (2,749,711)
Common Stock [Member]
Excess of liabilities over assets (deficit)	36,492	0	0
Excess Of Liabilities Over Assets Shares		28,034,850
Additional Paid-In Capital [Member]
Excess of liabilities over assets (deficit)	1,348,794	(20,384)	11,901
Due From Stockholders [Member]
Excess of liabilities over assets (deficit)	0	(5,600)	(5,600)
Retained Earnings [Member]
Excess of liabilities over assets (deficit)	$ (5,668,666)	$ (3,794,410)	$ (2,703,012)